DEPRECIATION, AMORTIZATION AND ASSET REMOVAL COSTS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Depreciation of property, plant and equipment	$ 865	$ 819
Amortization of intangible assets	88	81
Amortization of regulatory assets	3	11
Depreciation and amortization	956	911
Asset removal costs	145	146
Total depreciation and amortization	$ 1,101	$ 1,057